UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: August 31
Date of reporting period: November 30, 2007

ITEM 1.          SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET
TRUST

CITI CALIFORNIA TAX FREE RESERVES

FORM N-Q
NOVEMBER 30, 2007

Citi California Tax Free Reserves

Schedule of Investments (unaudited)	November 30, 2007

Face
Amount	Security	Value

SHORT-TERM INVESTMENTS — 95.6%
Education — 12.4%
	ABAG Finance Authority for Nonprofit Corp., CA:
$ 1,395,000	Francis Parker School Project, LOC-Bank of New York, 3.520%, 12/6/07 (a)	$1,395,000
2,060,000	Valley Christian Schools, LOC-Bank of America, 3.500%, 12/6/07 (a)	2,060,000
2,670,000	Alameda-Contra Costa, CA, Schools Financing Authority, COP, Capital
	Improvement Financing Projects, LOC-Scotiabank, 3.610%, 12/6/07 (a)	2,670,000
	California EFA Revenue:
1,870,000	Carnegie Institution of Washington, LOC-SunTrust Bank, 3.550%,
	12/5/07 (a)	1,870,000
8,200,000	Refunding, Stanford University, 3.500%, 12/5/07 (a)(b)	8,200,000
11,200,000	Stanford University, 3.150%, 12/3/07 (a)	11,200,000
7,500,000	California Statewide CDA, Kaiser Permamente Medical, 3.200% due 2/7/08	7,500,000
8,000,000	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental
	Pollution Control Facilities Financing Authority, Ana G Mendez
	University Systems Project, LOC-Banco Santander PR, 3.620%, 12/5/07 (a)	8,000,000
1,275,000	San Diego County, CA, COP, Friends of Chabad, LOC-Comerica Bank,
	3.550%, 12/6/07 (a)	1,275,000

	Total Education	44,170,000

Finance — 3.6%
	California State Economic Recovery Bonds:
3,085,000	LOC-Bank of Nova Scotia, 3.400%, 12/3/07 (a)	3,085,000
1,100,000	SPA-JPMorgan Chase, 3.430%, 12/3/07 (a)	1,100,000
5,000,000	Richmond, CA, Joint Powers Financing Authority Revenue, Refunding Lease,
	Civic Center Project, AMBAC, SPA-Dexia Credit Local, 3.580%,
	12/6/07 (a)	5,000,000
3,500,000	San Mateo County, CA, Joint Powers Financing Authority Lease Revenue,
	Public Safety Project, LOC-Depfa Bank PLC, 3.480%, 12/6/07 (a)	3,500,000

	Total Finance	12,685,000

General Obligation — 13.9%
	California State, GO:
1,000,000	LOC-Depfa Bank PLC, 3.520%, 12/5/07 (a)	1,000,000
8,450,000	LOC-JPMorgan Chase, Westdeutsche Landesbank, 3.490%, 12/3/07 (a)	8,450,000
	Commonwealth of Puerto Rico, GO Refunding:
12,800,000	Public Improvements, FSA, SPA-Dexia Credit Local, 3.470%,
	12/3/07 (a)	12,800,000
13,150,000	Government Development Bank, MBIA, SPA-Credit Suisse,
	3.410%, 12/5/07 (a)	13,150,000
1,300,000	Irvine Ranch California Water District, GO, Consolidated Improvement
	District, LOC-Landesbank Baden Wurttemberg, 3.410%, 12/3/07 (a)	1,300,000
12,500,000	San Diego, CA, USD, GO, TRAN, 4.500% due 7/22/08	12,564,086

	Total General Obligation	49,264,086

Hospitals — 4.5%
10,000,000	Arizona Health Facilities Authority Revenue, Health Facility Catholic West,
	LOC-Bank of America NA, 3.560%, 12/5/07 (a)	10,000,000
6,200,000	Fresno, CA, Revenue, Trinity Health Credit, SPA-Landesbank Hessen-
	Thuringen, 3.500%, 12/6/07 (a)	6,200,000

	Total Hospitals	16,200,000

Housing: Multi-Family — 11.1%
	California Housing Finance Agency Revenue:
1,055,000	Multifamily III, SPA-Depfa Bank PLC, 3.620%, 12/3/07 (a)(c)	1,055,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Housing: Multi-Family — 11.1% (continued)
$ 2,450,000	Refunding, Multi-Family Housing, SPA-FNMA, 3.560%, 12/6/07 (a)	$2,450,000
4,500,000	California State Housing Finance Agency, Multi-Family Housing Revenue,
	SPA-Depfa Bank PLC, 3.700%, 12/3/07 (a)(c)	4,500,000
	California Statewide CDA Multifamily Revenue:
3,765,000	Coventry Place Apartments, LIQ-FNMA, 3.580%, 12/6/07 (a)(c)	3,765,000
3,000,000	Refunding, Housing, IAC Project, LOC-Wells Fargo Bank NW N.A.,
	3.550%, 12/5/07 (a)(c)	3,000,000
5,000,000	California Statewide CDA, Multi-Family Housing Revenue, Westgate
	Pasadena Apartments, LOC-Bank of America NA, 3.580%, 12/6/07 (a)(c)	5,000,000
2,000,000	Contra Costa County, CA, MFH Revenue, Park Regency LLC, LIQ-FNMA,
	3.580%, 12/6/07 (a)(c)	2,000,000
14,500,000	Los Angeles, CA, Community Redevelopment Agency, MFH Revenue,
	Second & Central Apartments Project, LOC-HSBC Bank USA N.A.,
	3.580%, 12/5/07 (a)(c)	14,500,000
1,000,000	Pleasant Hill, CA, RDA, Multi-Family Revenue, Refunding, Housing Chateau
	III, LIQ-FNMA, 3.610%, 12/6/07 (a)(c)	1,000,000
1,285,000	Redondo Beach, CA, RDA Multi-Family Revenue, Refunding, Heritage
	Pointe Apartments, FNMA, LIQ-FNMA, 3.580%, 12/6/07 (a)(c)	1,285,000
1,000,000	San Jose, CA, MFH Revenue, Cinnabar Commons, LOC-Bank of America,
	3.630%, 12/6/07 (a)(c)	1,000,000

	Total Housing: Multi-Family	39,555,000

Housing: Single Family — 0.3%
1,000,000	California Housing Finance Agency Revenue, Home Mortgage, SPA-Calyon
	Bank, 3.600%, 12/3/07 (a)(c)	1,000,000

Industrial Development — 2.1%
2,070,000	California Infrastructure & Economic Development Bank Revenue, IDR, RCP
	Block & Brick, LOC-U.S. Bank NA, 3.610%, 12/6/07 (a)(c)	2,070,000
3,200,000	California MFA, Exempt Facilities Revenue, Refunding, ExxonMobil Project,
	3.630%, 12/3/07 (a)(c)	3,200,000
2,100,000	California Statewide CDA, IDR, Florestone Products Project, LOC-Wells
	Fargo Bank, 3.750%, 12/5/07 (a)(c)	2,100,000

	Total Industrial Development	7,370,000

Life Care Systems — 4.1%
2,250,000	California Statewide Community Development Corp., COP, Covenant
	Retirement Communities, LOC-LaSalle National Bank, 3.490%, 12/6/07 (a)	2,250,000
12,300,000	Prince Georges County, MD, Revenue, Refunding, Collington Episcopal,
	LOC-LaSalle Bank N.A., 3.590%, 12/6/07 (a)	12,300,000

	Total Life Care Systems	14,550,000

Miscellaneous — 12.8%
12,000,000	California Communities Note Program, Note Participations, TRAN, County
	of San Bernardino, 4.500% due 6/30/08	12,058,431
13,400,000	California State, RAN, 4.000% due 6/30/08	13,447,559
1,300,000	California Statewide CDA Revenue, North Peninsula Jewish Community
	Center, LOC-Bank of America, 3.450%, 12/3/07 (a)	1,300,000
5,000,000	Commonwealth of Puerto Rico, TRAN, LOC-Bank of Nova Scotia et al, 4.250%
	due 7/30/08	5,027,309
	Contra Costa County, CA, TRAN:
5,000,000	4.000% due 12/5/08	5,035,465
1,275,000	County GTD, 4.500% due 12/11/07	1,275,208
4,195,000	Hesperia, CA, Public Financing Authority, 1993 Street Improvement Project,
	LOC-Bank of America, 3.590%, 12/5/07 (a)	4,195,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Miscellaneous — 12.8% (continued)
$ 3,325,000	Irvine, CA, Improvement Bond Act 1915, Assessment District 04-20, LOC-
	KBC Bank NV, 3.470%, 12/3/07 (a)	$3,325,000

	Total Miscellaneous	45,663,972

Pollution Control — 4.2%
1,500,000	California PCFA Revenue, Refunding, ExxonMobil Project, 3.370%, 12/3/07 (a)	1,500,000
6,310,000	California PCFA, PCR, Refunding, ExxonMobil Project, 3.370%, 12/3/07 (a)	6,310,000
7,000,000	East Baton Rouge Parish, LA, PCR, Refunding, ExxonMobil Project, 3.590%,
	12/3/07 (a)	7,000,000

	Total Pollution Control	14,810,000

Public Facilities — 4.6%
8,200,000	Fremont, CA, COP, Capital Improvement Financing Project, LOC-
	Scotiabank, 3.550%, 12/6/07 (a)	8,200,000
5,000,000	Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust,
	3.500%, 12/6/07 (a)	5,000,000
3,315,000	Orange County, CA, Improvement Bond, Assessment District No. 88-1, LOC-
	KBC Bank NV, 3.450%, 12/3/07 (a)	3,315,000

	Total Public Facilities	16,515,000

Solid Waste — 0.6%
2,000,000	Orange County, CA, Sanitation Districts, COP, SPA-Dexia Public Finance
	Bank, 3.470%, 12/3/07 (a)	2,000,000

Tax Allocation — 0.7%
2,405,000	Westminster, CA, RDA, Tax Allocation Revenue, Commercial
	Redevelopment Project Number 1, AMBAC, SPA-Landesbank Hessen-
	Thuringen, 3.520%, 12/6/07 (a)	2,405,000

Transportation — 5.0%
3,000,000	Bay Area Toll Authority Bridge Revenue, San Fancisco Bay Area, AMBAC,
	SPA-Calyon Bank, 3.500%, 12/6/07 (a)	3,000,000
3,670,000	California Transit Finance Authority, FSA, SPA-Credit Suisse First Boston,
	3.550%, 12/5/07 (a)	3,670,000
1,750,000	Orange County, CA, Transportation Authority, Toll Road Revenue, Express
	Lanes, AMBAC, SPA JP Morgan Chase, Dexia Credit Local, 3.480%, 12/6/07 (a)	1,750,000
5,000,000	Riverside County, CA, Transit Commission, TECP, LOC Bank of America, 3.260% due 2/7/08	5,000,000
2,000,000	San Francisco, CA, TECP, County Transportation Authority, SPA Landesbank Baden-Wurttemberg,
	3.350% due 2/4/08	2,000,000
2,335,000	Santa Clara Valley Transportation Authority, Sales Tax Revenue, Refunding,
	AMBAC, SPA-Depfa Bank PLC, 3.480%, 12/6/07 (a)	2,335,000

	Total Transportation	17,755,000

Utilities — 8.2%
3,200,000	California Alternative Energy Source Financing Authority Cogeneration
	Revenue, Refunding, GE Capital Corp., Arroyo, 3.580%, 12/5/07 (a)(c)	3,200,000
	California PCFA, PCR, Pacific Gas & Electric:
	LOC-Bank One:
1,300,000	3.450%, 12/3/07 (a)	1,300,000
11,700,000	3.470%, 12/3/07 (a)	11,700,000
1,000,000	3.680%, 12/3/07 (a)(c)	1,000,000
1,700,000	LOC-JPMorgan Chase, 3.450%, 12/3/07 (a)	1,700,000
	California State Department of Water Resources Power Supply Revenue:
5,000,000	LIQ-Calyon & Societe Generale, 3.460%, 12/6/07 (a)	5,000,000
2,500,000	LOC-Landesbank Hessen-Thuringen, 3.500%, 12/6/07 (a)	2,500,000
1,300,000	LOC-State Street Bank & Trust Co., 3.460%, 12/3/07 (a)	1,300,000
400,000	MSR Public Power Agency, San Juan Project, MBIA, SPA-JPMorgan Chase,
	3.480%, 12/6/07 (a)	400,000

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Face
Amount	Security	Value

Utilities — 8.2% (continued)
$ 1,050,000	Northern California Power Agency Revenue, Hydroelectric, Project 1-A,
	SPA-Dexia Credit Local, MBIA, 3.500%, 12/5/07 (a)	$1,050,000

	Total Utilities	29,150,000

Water & Sewer — 7.5%
7,500,000	California State Department of Water Resources Power Supply Revenue,
	LOC-Lloyds Bank PLC, 3.550%, 12/6/07 (a)	7,500,000
1,800,000	Irvine Ranch, CA, Water District, Consolidated District , LOC-Landesbank
	Baden-Wurttemberg, 3.440%, 12/3/07 (a)	1,800,000
	Metropolitan Water District of Southern California:
3,840,000	SPA-Dexia Credit Local, 3.480%, 12/6/07 (a)	3,840,000
400,000	SPA-JPMorgan Chase, 3.390%, 12/6/07 (a)	400,000
2,400,000	Waterworks Revenue, Refunding, SPA-JPMorgan Chase, 3.480%,
	12/6/07 (a)	2,400,000
	Orange County, CA, Sanitation Districts, COP:
1,190,000	Capital Improvement & Refunding Project, LOC-Societe Generale,
	3.450%, 12/3/07 (a)	1,190,000
4,820,000	SPA-Depfa Bank PLC, 3.400%, 12/3/07 (a)	4,820,000
2,300,000	SPA-Dexia Public Finance, 3.470%, 12/3/07 (a)	2,300,000
2,500,000	San Diego County, CA, Water Authority, 3.350% due 2/4/08	2,500,000

	Total Water & Sewer	26,750,000

	TOTAL INVESTEMENTS — 95.6% (Cost — $339,843,058#)	339,843,058
	Other Assets in Excess of Liabilities — 4.4%	15,510,784

	TOTAL NET ASSETS — 100.0%	$355,353,842

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ABAG - Association of Bay Area Governor
AMBAC - Ambac Assurance Corporation - Insured Bonds
CDA - Community Development Authority
COP - Certificate of Participation
EFA - Educational Facilities Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance - Insured Bonds
GO - General Obligation
GTD - Guaranteed
IDR - Industrial Development Revenue
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds
MFA - Municipal Finance Authority
MFH - Multi-Family Housing
PCFA - Pollution Control Finance Authority
PCR - Pollution Control Revenue
RAN - Revenue Anticipation Notes
RDA - Redevelopment Agency
SPA - Standby Bond Purchase Agreement
TECP - Tax Exempt Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
USD - Unified School District

See Notes to Schedule of Investments.

Citi California Tax Free Reserves

Schedule of Investments (unaudited) (continued)	November 30, 2007

Ratings Table* (November 30, 2007) (unaudited)

S&P/Moody’s/Fitch**

A-1/VMIG1	76.3%
SP-1	14.6%
AAA/Aaa	1.8%
AA/Aa	1.3%
F-1	1.0%
NR	5.0%

100.0%

*   As a percentage of total investments.

** S&P primary rating; Moody’s secondary, then Fitch.

   See pages 6 and 7 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited)(continued)

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC — Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Citi California Tax Free Reserves (the “Fund”), is a separate non-diversified series of Legg Mason Partners Money Market Trust (“Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates fair value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: January 28, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: January 28, 2008